Note 19 - Voyage Revenues - Voyage Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Voyage revenue (Note 19)	$ 1,502,491	$ 1,113,859	$ 793,639
Container Vessels Segment [Member]
Voyage revenue (Note 19)	839,374	797,392	678,292
Dry Bulk Vessels Segment [Member]
Voyage revenue (Note 19)	155,892	316,100	115,347
Costamare Bulkers Inc. ("CBI") [Member]
Voyage revenue (Note 19)	507,225	367	0
Time Charters [Member]
Charters	1,068,194	1,110,668	793,639
Time Charters [Member] | Container Vessels Segment [Member]
Charters	839,374	797,392	678,292
Time Charters [Member] | Dry Bulk Vessels Segment [Member]
Charters	151,137	313,276	115,347
Time Charters [Member] | Costamare Bulkers Inc. ("CBI") [Member]
Charters	77,683	0	$ 0
Voyage Charters and Contracts of Affreightment [Member]
Charters	434,297	3,191
Voyage Charters and Contracts of Affreightment [Member] | Container Vessels Segment [Member]
Charters	0	0
Voyage Charters and Contracts of Affreightment [Member] | Dry Bulk Vessels Segment [Member]
Charters	4,755	2,824
Voyage Charters and Contracts of Affreightment [Member] | Costamare Bulkers Inc. ("CBI") [Member]
Charters	$ 429,542	$ 367